Submission	Jul. 09, 2026
Submission [Line Items]
Central Index Key	0001810019
Registrant Name	RACKSPACE TECHNOLOGY, INC.
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A